Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (327,526)	$ (10,206,517)	$ (3,546,309)
Forgiveness of unrelated vendor payables		(2,142,297)
Forgiveness of related party receivables		126,275
Depreciation		1,828
Change in fair value of deferred underwriting fee - paid in common stock		196,000
Change in the fair value of warrant liability	0	54,312	0
Loss on issuance of common stock in connection with the surrendar of warrants		1,740,000
Fair value of common stock to be issued for contingent liability		7,360,000
Changes in operating assets and liabilities
Due from related party, current		(3,427,000)
Prepaid and other current assets	(50,846)	324,609	(133,251)
Accounts payable and accrued expenses	121,467	(4,035,340)	(10,747)
Accrued interest, related parties	115,512	215,903	338,882
Accrued maintenance fee			360,000
Due to research and development partner			1,540,359
Due to related party	(18,000)	(62,467)
Net cash used in operating activities	(159,393)	(9,963,318)	(1,451,066)
Cash Flows from Investing Activities
Loans to Iris Acquisition Corp	(575,000)	(775,000)	(2,850,000)
Purchases of property and equipment		(13,108)
Net cash used in investing activities	(575,000)	(788,108)	(2,850,000)
Cash Flows from Financing Activities:
Gross proceeds from issuance of common stock for PIPE investment		10,556,500
Payment of transaction costs		(2,563,738)
Proceeds from issuance of short-term debt, related party	713,000	4,340,000	3,923,000
Repayment of short-term debt, related party		(1,300,000)
Net cash provided by financing activities	713,000	11,032,762	3,923,000
Net change in cash	(21,393)	281,336	(378,066)
Cash, beginning of the period	56,319	56,319	434,385
Cash, end of the period	34,926	337,655	56,319
Non-cash investing and financing activities:
Liabilities assumed in connection with the Business Combination		10,694,604
Fair value of shares to be issued to underwriter on date of the Business Combination		7,049,000
Transaction costs incurred upon closing of the Business Combination		1,518,381
Settlement of loans to Iris Acquisition Corp upon closing of the Business Combination		4,443,500
Issuance of common stock to Iris Acquisition Holdings, LLC		690
Conversion of related party short-term debt into common stock		14,797,901
Non-cash conversion of short term debt, related parties for PIPE Funds		3,427,000
Non-cash impact to APIC for the forgiveness of accrued interest on converted related party debt		169,201
Issuance of common stock to underwriter		$ 7,245,000
Deferred transaction costs in accounts payable	$ 112,112		$ 561,441